26. Share-Based Payment	12 Months Ended
Dec. 31, 2017
Share-based Payment
Share-Based Payment

Note 26 — Share-Based Payment

On February 25, 2010, the Company’s board of directors authorized and issued 20,000 stock options, each option to purchase one ordinary share of the Company, to directors and consultants of the Company.  In November 2010, September 2015 and April 2016, the Company’s board of directors authorized to reserve an additional 200,000, 280,000 and 200,000 stock options, respectively, for issuance to directors and consultants of the Company from time to time, bringing the total authorized to an aggregate of 700,000 stock options.

In May and September 2014, the Company’s board of directors granted 62,000 stock options to an officer and an employee, and 7,500 stock options to certain employees of the Subsidiaries.

In May and September 2015, the Company’s board of directors granted 125,500 stock options to a director and certain employees of the Subsidiaries.

In January, April and October 2016, the Company’s board of directors granted 150,000 stock options to two directors, 140,000 stock options two officers, and 23,000 stock options to two external consultants.

In May, 2017, one consultant to the Company and various employees of the subsidiaries elected to exercise the stock options vested. There were a total of 2,900 options exercised.

The following table summarizes the stock option activity for the years ended December 31, 2017, 2016 and 2015:

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2015	77,000	$0.669	4.40	$67,414
Granted	125,500	–	–	346,280
Exercised	–	–	–	–
Cancelled	–	–	–	–
Outstanding at December 31, 2015	202,500	$2.759	5.00	413,693
Granted	313,000	–	–	329,871
Exercised	–	–	–	–
Cancelled	(31,250)	–	–	–
Outstanding at December 31, 2016	484,250	$1.132	4.69	$743,564
Granted	–	–	–	–
Exercised	(2,900)	–	–	–
Cancelled	(7,500)	–	–	(2,400)
Outstanding and exercisable at December 31, 2017	473,850	$1.132	3.85	$741,164

The following table summarizes the unvested stock option activity during the period from January 1, 2015 to December 31, 2017:

Number of shares
Unvested January 1, 2015	62,031
Granted	125,500
Vested	(92,844)
Cancelled	–
Unvested December 31, 2015	94,687
Granted	313,000
Vested	(266,837)
Cancelled	(31,250)
Unvested December 31, 2016	109,600
Granted	–
Vested	(99,249)
Cancelled	(7,500)
Unvested December 31, 2017	2,851

The fair value assigned to the vested increments of these awards was estimated at the grant date of the stock options using the Black-Scholes option-pricing model with the following assumptions:

	Year ended December 31, 2016	Year ended December 31, 2015

Stock price	$1.80 - $3.55	$1.25 - $4.00
Risk-free interest rate	0.94% - 2.10%	1.18% - 1.81%
Expected term (in years)	5.0	5.0
Weighted average expected stock price volatility	34.28%	71.32%
Expected dividend yield	0%	0%
Weighted average grant-date fair value of options granted	$1.0539	$2.7592

For the year ended December 31, 2017, there were no stock options granted. For the years ended December 31, 2016 and 2015, Management used the following assumptions for the Black-Scholes inputs: On the option valuation date, the current stock price of the Company was used for determining the fair value of the Company’s stock based on the closing price of common stock on the valuation date. The expected dividend rate of 0% is based on Management’s plan of operations. The risk-free interest rate is based on the U.S. Treasury 5-year Treasury Bill on the date of measurement. The Company’s historical stock price was used to determine the expected volatility. The Company expects that no options will be forfeited.

Share-based compensation expense from stock options totaled $95,419, $370,040 and $260,819 for the years ended December 31, 2017, 2016 and 2015, respectively. Share-based compensation expense from stock options to be expensed in future periods is expected to be $20,302, $7,164 and $27 for the years ending December 31, 2018, 2019 and 2020, respectively.